Note 9 - Stock-based Compensation	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
9.
          Stock-Based Compensation

Stock Option Plans

We use the Black-Scholes model for determining the grant date fair value of our stock option grants. This model utilizes certain information, such as the interest rate on a risk-free security with a term generally equivalent to the expected life of the option being valued and requires certain other assumptions, such as the expected amount of time an option will be outstanding until it is exercised or expired, to calculate the fair value of stock options granted. The significant assumptions we used in our fair value calculations were as follows:

	2016	2015	2014
Weighted average risk-free interest rates	2.26%	1.99%	1.98%
Expected dividend yield	0.0%	0.0%	0.0%
Expected life of option (yrs )	7.0	7.0	7.0
Expected volatility	88.72%	91.43%	94.88%

Stock-based compensation expense related to our stock option plans was
$54,805,
$67,905,
and
$101,191
during the years ended
December 31, 2016,
2015
and
2014,
respectively. Stock option expense is allocated to research and development expense or to general and administrative expense based on the nature of the services provided by the related individuals. For the three years ended
December 31, 2016,
stock option expense was allocated as follows:

	2016	2015	2014
General and administrative expense	$31,191	$45,822	$69,057
Research and development expense	23,614	22,083	32,134
Total stock option expense	$54,805	$67,905	$101,191

As of
December 31, 2016,
there was
$132,032
of unrecognized compensation expense related to stock-based compensation arrangements pursuant to our stock option plans. The unrecognized compensation expense is expected to be recognized over a weighted average remaining period of
2.5
years.

Additional information concerning our stock options for the years ended
December 31, 2016,
2015
and
2014
is as follows:

	2016	2015	2014
Weighted average fair value of options granted	$0.05	$0.09	$0.14
Intrinsic value of options exercised	-0-	-0-	-0-
Total fair value of options vested	54,757	66,622	97,707

Other Non-E
mp
loyee Stock-Based C
ompensation

We recorded general and administrative expense of
$100,000
during the year ended
December 31, 2015
related to the issuance of our common stock in exchange for services rendered by non-employees.

We recorded general and administrative expense of
$912,862,
$-
0
-, and
$277,912
during the years ended
December 31, 2016,
2015
and
2014,
respectively, related to modifications made to certain stock purchase warrants.